Pay vs Performance Disclosure	9 Months Ended	12 Months Ended			27 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Mar. 25, 2022 USD ($)	Jul. 26, 2022 $ / shares	Feb. 25, 2022 $ / shares	Feb. 24, 2022 $ / shares	Feb. 22, 2022 $ / shares	Jul. 26, 2021 $ / shares	Feb. 26, 2021 $ / shares	Feb. 25, 2021 $ / shares	Feb. 24, 2021 $ / shares	Feb. 22, 2021 $ / shares	Jul. 28, 2020 $ / shares	Jul. 27, 2020 $ / shares	Feb. 27, 2020 $ / shares	Feb. 26, 2020 $ / shares	Feb. 05, 2020 $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by and in accordance with Section 953(a) of the Dodd — Frank Wall Street Reform and Consumer Protection Act, the following disclosure summarizes the relationship between the executive compensation actually paid by the Company and the financial performance of Newmont over a three-year performance period.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(1)	AVERAGE SUMMARY COMPENSATION TABLE FOR NON-PEO NEOS(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (M) (4)	CPB COMPANY ADJUSTED EBITDA (M) (5)
					TOTAL SHARE- HOLDER RETURN	PEER GROUP TOTAL SHARE- HOLDER RETURN(3)
2022	$13,654,538	$3,407,020	$4,506,729	$1,907,706	$119.35	$121.33	$(369)	$3,562
2021	$12,667,106	$15,415,524	$3,922,861	$3,707,302	$150.69	$128.18	$233	$4,519
2020	$12,202,285	$14,852,971	$4,943,217	$7,252,318	$140.28	$123.67	$2,791	$4,059
(1)
In his capacity as Chief Executive Officer, Mr. Palmer is included as our PEO for 2022, 2021, and 2020. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2022, the Non-PEO NEOs comprises Mr. Tabolt (prorated based on November 1 Acting CFO start date), Mr. Atkinson, Ms. Lipson, Mr. Toth (prorated based on July 1 hire date), and Ms. Buese (prorated based on November 1 CFO end date). In 2021, the Non-PEO NEOs comprises Ms. Buese, Mr. Atkinson, Mr. Gottesfeld, and Ms. Lipson. In 2020, the Non-PEO NEOs comprises Ms. Buese, Mr. Atkinson, Mr. Engel, and Mr. Gottesfeld. See Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

(3)
Peer Group TSR is market cap weighted and comprises the following companies (peers published in Newmont’s 2022 Annual Report): Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (GOLD US); Harmony Gold Mining Co Ltd (HMY US); Kinross Gold Corp (KGC US), and Newcrest Mining Ltd (NCM AU).

(4)
Represents Company Net Income as disclosed in respective year’s Newmont’s Annual Report on Form 10-K.

(5)
“CPB Adjusted” measures as used in this Compensation Discussion & Analysis refers to such Corporate Performance Bonus Measures. Details of the reconciliation can be found in Annex A-1.

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table
ADJUSTMENTS(6)(7) (8)		PEO			OTHER NEO AVERAGE
		2022	2021	2020	2022	2021	2020
Summary Compensation Table Total		$13,654,538	$12,667,106	$12,202,285	$4,506,729	$3,922,861	$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	$10,132,164	$8,566,067	$7,659,869	$2,505,973	$2,287,820	$2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	$-	$-	$-	$-	$-	$-
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$6,409,104	$10,094,687	$9,490,638	$1,615,465	$2,696,083	$3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$-	$-	$-	$-	$-	$-
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(6,161,789)	$3,757,541	$2,114,057	$(1,355,096)	$672,482	$1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$(1,432,304)	$(2,698,509)	$(1,096,571)	$(574,690)	$(1,357,393)	$863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	$-	$291,792	$-	$-	$116,408	$-
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$806,513	$769,710	$305,363	$128,864	$246,121	$163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$-	$-	$-	$-	$-	$-
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(-)	$66,595	$606,521	$602,107	$31,278	$241,736	$741,074
Addition for the Service Cost attributable to services rendered during the FY	(+)	$329,717	$289,369	$99,175	$123,685	$173,112	$212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$-	$-	$-	$-	$-	$-
Compensation Actually Paid		$3,407,020	$15,415,524	$14,852,971	$1,907,706	$3,707,302	$7,252,318

(6)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 30, 2022= $47.20; December 31,2021= $62.02; December 31, 2020= $59.89; and December 31, 2019= $43.45. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan).

(7)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, and 2022 fair value = $89.85; for the 2021 to 2024 program 2021 fair value = $80.06 and 2022 fair value = $57.58; and for the 2022 to 2025 program 2022 fair value = $46.14. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 31, 2022. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(8)
The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. Service cost for fiscal 2022 for the Qualified Plan was remeasured due to the settlement accounting required from the retiree annuity purchase on March 25, 2022. The discount rate used for determining the service cost reflected 3.03% from January 1, 2022, through March 25, 2022, and 4.09% from March 26, 2022 through December 31, 2022. The amount of service cost was $0 for Mr. Tabolt for 2022, 2021, and 2020, Mr. Atkinson for 2021 and 2020, Mr. Toth for 2022, 2021, and 2020, Mr. Gottesfeld for 2022, and Mr. Engel for 2022 and 2021 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, respectively.

Named Executive Officers, Footnote [Text Block]
(1)
In his capacity as Chief Executive Officer, Mr. Palmer is included as our PEO for 2022, 2021, and 2020. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2022, the Non-PEO NEOs comprises Mr. Tabolt (prorated based on November 1 Acting CFO start date), Mr. Atkinson, Ms. Lipson, Mr. Toth (prorated based on July 1 hire date), and Ms. Buese (prorated based on November 1 CFO end date). In 2021, the Non-PEO NEOs comprises Ms. Buese, Mr. Atkinson, Mr. Gottesfeld, and Ms. Lipson. In 2020, the Non-PEO NEOs comprises Ms. Buese, Mr. Atkinson, Mr. Engel, and Mr. Gottesfeld. See Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

Peer Group Issuers, Footnote [Text Block]
(3)
Peer Group TSR is market cap weighted and comprises the following companies (peers published in Newmont’s 2022 Annual Report): Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (GOLD US); Harmony Gold Mining Co Ltd (HMY US); Kinross Gold Corp (KGC US), and Newcrest Mining Ltd (NCM AU).

PEO Total Compensation Amount		$ 13,654,538	$ 12,667,106	$ 12,202,285
PEO Actually Paid Compensation Amount		$ 3,407,020	15,415,524	14,852,971
Adjustment To PEO Compensation, Footnote [Text Block]
(5)
“CPB Adjusted” measures as used in this Compensation Discussion & Analysis refers to such Corporate Performance Bonus Measures. Details of the reconciliation can be found in Annex A-1.

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table
ADJUSTMENTS(6)(7) (8)		PEO			OTHER NEO AVERAGE
		2022	2021	2020	2022	2021	2020
Summary Compensation Table Total		$13,654,538	$12,667,106	$12,202,285	$4,506,729	$3,922,861	$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	$10,132,164	$8,566,067	$7,659,869	$2,505,973	$2,287,820	$2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	$-	$-	$-	$-	$-	$-
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$6,409,104	$10,094,687	$9,490,638	$1,615,465	$2,696,083	$3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$-	$-	$-	$-	$-	$-
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(6,161,789)	$3,757,541	$2,114,057	$(1,355,096)	$672,482	$1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$(1,432,304)	$(2,698,509)	$(1,096,571)	$(574,690)	$(1,357,393)	$863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	$-	$291,792	$-	$-	$116,408	$-
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$806,513	$769,710	$305,363	$128,864	$246,121	$163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$-	$-	$-	$-	$-	$-
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(-)	$66,595	$606,521	$602,107	$31,278	$241,736	$741,074
Addition for the Service Cost attributable to services rendered during the FY	(+)	$329,717	$289,369	$99,175	$123,685	$173,112	$212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$-	$-	$-	$-	$-	$-
Compensation Actually Paid		$3,407,020	$15,415,524	$14,852,971	$1,907,706	$3,707,302	$7,252,318

(6)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 30, 2022= $47.20; December 31,2021= $62.02; December 31, 2020= $59.89; and December 31, 2019= $43.45. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan).

(7)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, and 2022 fair value = $89.85; for the 2021 to 2024 program 2021 fair value = $80.06 and 2022 fair value = $57.58; and for the 2022 to 2025 program 2022 fair value = $46.14. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 31, 2022. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(8)
The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. Service cost for fiscal 2022 for the Qualified Plan was remeasured due to the settlement accounting required from the retiree annuity purchase on March 25, 2022. The discount rate used for determining the service cost reflected 3.03% from January 1, 2022, through March 25, 2022, and 4.09% from March 26, 2022 through December 31, 2022. The amount of service cost was $0 for Mr. Tabolt for 2022, 2021, and 2020, Mr. Atkinson for 2021 and 2020, Mr. Toth for 2022, 2021, and 2020, Mr. Gottesfeld for 2022, and Mr. Engel for 2022 and 2021 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, respectively.

Non-PEO NEO Average Total Compensation Amount		$ 4,506,729	3,922,861	4,943,217
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,907,706	3,707,302	7,252,318
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
“CPB Adjusted” measures as used in this Compensation Discussion & Analysis refers to such Corporate Performance Bonus Measures. Details of the reconciliation can be found in Annex A-1.

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table
ADJUSTMENTS(6)(7) (8)		PEO			OTHER NEO AVERAGE
		2022	2021	2020	2022	2021	2020
Summary Compensation Table Total		$13,654,538	$12,667,106	$12,202,285	$4,506,729	$3,922,861	$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	$10,132,164	$8,566,067	$7,659,869	$2,505,973	$2,287,820	$2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	$-	$-	$-	$-	$-	$-
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$6,409,104	$10,094,687	$9,490,638	$1,615,465	$2,696,083	$3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$-	$-	$-	$-	$-	$-
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(6,161,789)	$3,757,541	$2,114,057	$(1,355,096)	$672,482	$1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$(1,432,304)	$(2,698,509)	$(1,096,571)	$(574,690)	$(1,357,393)	$863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	$-	$291,792	$-	$-	$116,408	$-
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$806,513	$769,710	$305,363	$128,864	$246,121	$163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$-	$-	$-	$-	$-	$-
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(-)	$66,595	$606,521	$602,107	$31,278	$241,736	$741,074
Addition for the Service Cost attributable to services rendered during the FY	(+)	$329,717	$289,369	$99,175	$123,685	$173,112	$212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$-	$-	$-	$-	$-	$-
Compensation Actually Paid		$3,407,020	$15,415,524	$14,852,971	$1,907,706	$3,707,302	$7,252,318

(6)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 30, 2022= $47.20; December 31,2021= $62.02; December 31, 2020= $59.89; and December 31, 2019= $43.45. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan).

(7)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, and 2022 fair value = $89.85; for the 2021 to 2024 program 2021 fair value = $80.06 and 2022 fair value = $57.58; and for the 2022 to 2025 program 2022 fair value = $46.14. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 31, 2022. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(8)
The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. Service cost for fiscal 2022 for the Qualified Plan was remeasured due to the settlement accounting required from the retiree annuity purchase on March 25, 2022. The discount rate used for determining the service cost reflected 3.03% from January 1, 2022, through March 25, 2022, and 4.09% from March 26, 2022 through December 31, 2022. The amount of service cost was $0 for Mr. Tabolt for 2022, 2021, and 2020, Mr. Atkinson for 2021 and 2020, Mr. Toth for 2022, 2021, and 2020, Mr. Gottesfeld for 2022, and Mr. Engel for 2022 and 2021 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, respectively.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus Company Performance
Executive compensation is linked strongly to the financial and operational performance of the business, with a majority of annual target compensation being variable and at risk. In 2022, 88.5% of the total target compensation for the principal executive officer (PEO) and 78.7% of non-PEO NEO pay, on average, was at risk and tied to performance measures that impact shareholder return, including CPB adjusted EBITDA.
The following chart provide a clear visual description of the relationship between Compensation Actually Paid and CPB adjusted EBITDA included in the Pay Versus Performance table above.

Tabular List [Table Text Block]
2022 Tabular List of Financial Performance Measures
Absolute Total Shareholder Return (TSR)
Company Performance Bonus Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (CPB Adjusted EBITDA)
Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount		$ 119.35	150.69	140.28
Peer Group Total Shareholder Return Amount		121.33	128.18	123.67
Net Income (Loss)		$ (369)	$ 233	$ 2,791
Company Selected Measure Amount		3,562	4,519	4,059
PEO Name		Mr. Palmer
Restricted Stock Units Per Share | $ / shares	$ 47.2	$ 47.2	$ 62.02	$ 59.89			$ 67.07	$ 67.9	$ 67.67	$ 60.59	$ 55.01	$ 56.63	$ 56.76	$ 57.12	$ 68.23	$ 69.2	$ 48.3	$ 49.17	$ 50.07	$ 43.45
Performance Stock Units Payout Per Share For 2017 to 2020 Program | $ / shares																	$ 48.3			52.21
Performance Stock Units Payout Per Share For 2018 to 2021 Program | $ / shares				52.33							$ 55.01									40.89
Performance Stock Units Payout Per Share For 2019 to 2022 Program | $ / shares			98.67	71.44			$ 67.07													$ 47.24
Performance Stock Units Payout Per Share For 2020 to 2023 Program | $ / shares	89.85	89.85	107.46	$ 74.67
Performance Stock Units Payout Per Share For 2021 to 2024 Program | $ / shares	57.58	57.58	$ 80.06
Performance Stock Units Payout Per Share For 2022 to 2025 Program | $ / shares	$ 46.14	$ 46.14
Maximum Target in Performance Stock Units	200.00%	200.00%
Discount rate For The Service Cost	$ 4.09				$ 3.03
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Absolute Total Shareholder Return (TSR)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Company Performance Bonus Adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (CPB Adjusted EBITDA)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return (rTSR)
Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0
2020 Plan [Member]
Pay vs Performance Disclosure [Table]
Restricted Stock Units Per Share | $ / shares						$ 44.59
2013 Plan [Member]
Pay vs Performance Disclosure [Table]
Restricted Stock Units Per Share | $ / shares						$ 45.81
Mr. Tabolt [Member]
Pay vs Performance Disclosure [Table]
Service Cost Amount		$ 0	$ 0	0
Mr. Atkinson [Member]
Pay vs Performance Disclosure [Table]
Service Cost Amount			0	0
Mr. Toth [Member]
Pay vs Performance Disclosure [Table]
Service Cost Amount		0	0	0
Mr. Gottesfeld [Member]
Pay vs Performance Disclosure [Table]
Service Cost Amount		0
Mr. Engel [Member]
Pay vs Performance Disclosure [Table]
Service Cost Amount		$ 0	0
PEO [Member]
Pay vs Performance Disclosure [Table]
Percentage Of Total Target Compensation		88.50%
PEO [Member] | Stock Awards Value In Compensation Table For The Applicable Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 10,132,164	8,566,067	7,659,869
PEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,409,104	10,094,687	9,490,638
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(6,161,789)	3,757,541	2,114,057
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Granted In Prior Fiscal Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,432,304)	(2,698,509)	(1,096,571)
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			291,792
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		806,513	769,710	305,363
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		66,595	606,521	602,107
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 329,717	289,369	99,175
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Percentage Of Total Target Compensation		78.70%
Non-PEO NEO [Member] | Stock Awards Value In Compensation Table For The Applicable Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,505,973	2,287,820	2,639,891
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Member
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,615,465	2,696,083	3,270,846
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,355,096)	672,482	1,179,673
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Granted In Prior Fiscal Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(574,690)	(1,357,393)	863,441
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			116,408
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		128,864	246,121	163,566
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		31,278	241,736	741,074
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 123,685	$ 173,112	$ 212,540